Goodwill (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Changes in the carrying amount of goodwill by reportable segment are as follows:

(Dollars in millions)	ASC	IMS	Total
Balance as of December 31, 2021	$652	$419	$1,071
Reclassification to assets held for sale	(117)		(117)
Balance as of March 31, 2022	535	419	954

Changes in the carrying amount of goodwill by reportable segment are as follows:

(Dollars in millions)	ASC	IMS	Total
Balance at January 1, 2020 (1)	$638	$419	$1,057
Acquisitions	—	—	—
Balance at December 31, 2020	638	419	1,057
Acquisitions	14	—	14
Balance at December 31, 2021	$652	$419	$1,071
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(1)Goodwill is reported net of $2,362 million, and $606 million of accumulated impairments as of January 2020 for the ASC and IMS segments, respectively.